Other non=financial assets (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Other Nonfinancial Assets
Mandatory reserve deposits with tax authorities	₨ 189,267	₨ 189,267
Income tax examination, refund adjustment claim with taxing authority, non-current	1,081	8,468
Income tax examination, liability adjustment from settlement with taxing authority	25,000	25,000
Tax paid under protest to goods and service tax department	₨ 883	₨ 883